Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.415%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,899,149.82

Principal:
Principal Collections	$41,695,404.64
Prepayments in Full	$47,195,902.93
Liquidation Proceeds	$44,649.67
Recoveries	$0.00
Sub Total	$88,935,957.24
Collections	$94,835,107.06

Purchase Amounts:
Purchase Amounts Related to Principal	$1,063,254.08
Purchase Amounts Related to Interest	$4,117.82
Sub Total	$1,067,371.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$95,902,478.96

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$95,902,478.96
Servicing Fee	$1,617,831.76	$1,617,831.76	$0.00	$0.00	$94,284,647.20
Interest - Class A-1 Notes	$85,555.56	$85,555.56	$0.00	$0.00	$94,199,091.64
Interest - Class A-2a Notes	$123,500.00	$123,500.00	$0.00	$0.00	$94,075,591.64
Interest - Class A-2b Notes	$61,060.42	$61,060.42	$0.00	$0.00	$94,014,531.22
Interest - Class A-3 Notes	$359,864.22	$359,864.22	$0.00	$0.00	$93,654,667.00
Interest - Class A-4 Notes	$110,565.33	$110,565.33	$0.00	$0.00	$93,544,101.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$93,544,101.67
Interest - Class B Notes	$59,507.37	$59,507.37	$0.00	$0.00	$93,484,594.30
Second Priority Principal Payment	$49,727,569.20	$49,727,569.20	$0.00	$0.00	$43,757,025.10
Interest - Class C Notes	$42,981.43	$42,981.43	$0.00	$0.00	$43,714,043.67
Third Priority Principal Payment	$36,850,000.00	$36,850,000.00	$0.00	$0.00	$6,864,043.67
Interest - Class D Notes	$52,705.74	$52,705.74	$0.00	$0.00	$6,811,337.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$6,811,337.93
Regular Principal Payment	$353,422,430.80	$6,811,337.93	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$95,902,478.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$49,727,569.20
Third Priority Principal Payment					$36,850,000.00
Regular Principal Payment					$6,811,337.93
Total					$93,388,907.13
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$93,388,907.13	$212.25	$85,555.56	$0.19	$93,474,462.69	$212.44
Class A-2a Notes	$0.00	$0.00	$123,500.00	$0.38	$123,500.00	$0.38
Class A-2b Notes	$0.00	$0.00	$61,060.42	$0.23	$61,060.42	$0.23
Class A-3 Notes	$0.00	$0.00	$359,864.22	$0.61	$359,864.22	$0.61
Class A-4 Notes	$0.00	$0.00	$110,565.33	$0.83	$110,565.33	$0.83
Class B Notes	$0.00	$0.00	$59,507.37	$1.08	$59,507.37	$1.08
Class C Notes	$0.00	$0.00	$42,981.43	$1.17	$42,981.43	$1.17
Class D Notes	$0.00	$0.00	$52,705.74	$1.43	$52,705.74	$1.43
Total	$93,388,907.13	$49.69	$895,740.07	$0.48	$94,284,647.20	$50.17

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$440,000,000.00	1.0000000	$346,611,092.87	0.7877525
Class A-2a Notes	$325,000,000.00	1.0000000	$325,000,000.00	1.0000000
Class A-2b Notes	$265,000,000.00	1.0000000	$265,000,000.00	1.0000000
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,879,360,000.00	1.0000000	$1,785,971,092.87	0.9503081

Pool Information
Weighted Average APR	3.786%	3.752%
Weighted Average Remaining Term	55.50	54.62
Number of Receivables Outstanding	84,593	82,035
Pool Balance	$1,941,398,111.43	$1,851,386,905.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,842,514,885.75	$1,755,932,430.80
Pool Factor	1.0000000	0.9536359

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$27,770,803.58
Yield Supplement Overcollateralization Amount	$95,454,474.74
Targeted Overcollateralization Amount	$113,518,287.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,415,812.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		177	$11,994.57
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$11,994.57
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$11,994.57

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.01%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.38%	311	$7,063,844.83
61-90 Days Delinquent	0.00%	1	$31,694.99
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.38%	312	$7,095,539.82

Repossession Inventory:
Repossessed in the Current Collection Period		6	$152,492.02
Total Repossessed Inventory		4	$152,492.02

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0076%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0012%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer